CONDENSED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jul. 02, 2015	Jun. 30, 2016	Jul. 02, 2015	Dec. 31, 2015	Jan. 01, 2015	Dec. 26, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 33.2	$ 42.4	$ 25.7	$ 3.7	$ 87.5	$ 96.3	$ 162.9
OTHER COMPREHENSIVE INCOME:
Amortization of terminated derivatives				1.6	1.6	10.0	10.3
COMPREHENSIVE INCOME	$ 33.2	$ 42.4	$ 25.7	$ 5.3	$ 89.1	$ 106.3	$ 173.2